Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUES
Net Revenues	$ 13,831,904	$ 14,777,798	$ 2,414,338
Cost of revenue	13,843,219	15,059,324	2,292,206
Gross Profit	(11,315)	(281,526)	122,132
OPERATING EXPENSE
Sales and marketing			168,421
General and administrative	3,988,741	3,641,446	8,591,751
Impairment of goodwill and intangible assets	16,700,276	162,381,380
Total Operating Expenses	20,689,017	166,022,826	8,760,172
LOSS FROM CONTINUING OPERATIONS	(20,700,332)	(166,304,352)	(8,638,040)
OTHER (EXPENSE) INCOME
Other income	344	47,091	252,408
Other expense	(4,729)	(12,992)	(114,168)
Exchange gain (loss)	272	(26)	(591,991)
Total Other (Expense) Income, net	(4,113)	34,073	(453,751)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(20,704,445)	(166,270,279)	(9,091,791)
(BENEFIT) PROVISON FOR INCOME TAXES	(1,988,264)	(30,801,146)	24,988
NET LOSS FROM CONTINUING OPERATIONS	(18,716,181)	(135,469,133)	(9,116,779)
Net loss from discontinued operations, net of income taxes			(3,884)
Loss from disposal of discontinued operations, net of income taxes			(395,914)
Total loss from discontinued operations			(399,798)
NET LOSS	(18,716,181)	(135,469,133)	(9,516,577)
Less: net loss attributable to non-controlling interest	(44,571)	(491,764)	(57,793)
NET LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(18,671,610)	(134,977,369)	(9,458,784)
OTHER COMPREHENSIVE LOSS
NET LOSS	(18,716,181)	(135,469,133)	(9,516,577)
Foreign currency translation adjustment	487,424	312,051	(238,594)
COMPREHENSIVE LOSS	(18,228,757)	(135,157,082)	(9,755,171)
Less: comprehensive loss attributable to non-controlling interest	(44,224)	(494,926)	(57,402)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (18,184,533)	$ (134,662,156)	$ (9,697,769)
Continuing operations
Basic (in Dollars per share)	$ 0.01	$ 0.16	$ 0.07
Diluted (in Dollars per share)	0.01	0.16	0.07
Discontinued operations
Basic (in Dollars per share)
Diluted (in Dollars per share)
Net (loss) per share
Basic (in Dollars per share)	0.01	0.16	0.07
Diluted (in Dollars per share)	$ 0.01	$ 0.16	$ 0.07
Weighted average shares
Basic (in Shares)	2,168,121,761	855,288,335	141,516,777
Diluted (in Shares)	2,168,121,761	855,288,335	141,516,777
Revenue
REVENUES
Revenue	$ 13,835,063	$ 14,781,622	$ 2,416,797
Tax and surcharges
REVENUES
Revenue	$ (3,159)	$ (3,824)	$ (2,459)